Additional Info Related to Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 13,741	$ 15,176	$ 14,391
Interest Income Recognized	480	419	376
Interest Income Recognized on Cash Basis	221	164	29
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	6,940	6,113	5,739
Interest Income Recognized	257	151	64
Interest Income Recognized on Cash Basis	180	126	29
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,653	8,048	8,035
Interest Income Recognized	164	260	312
Interest Income Recognized on Cash Basis	0	32	0
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	924	602	421
Interest Income Recognized	23	4	0
Interest Income Recognized on Cash Basis	5	2	0
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	224	413	196
Interest Income Recognized	36	4	0
Interest Income Recognized on Cash Basis	$ 36	$ 4	$ 0